VANECK ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 76.7%
Energy : 76.7%
Antero Midstream Corp. 138,184 $ 2,085,197
Archrock , Inc. 64,659 1,609,362
Cheniere Energy, Inc. 19,077 4,099,075
DT Midstream, Inc. 30,335 3,016,209
Enbridge, Inc. 129,280 5,485,350
EnLink Midstream LLC 88,374 1,250,492
Excelerate Energy, Inc. 6,966 210,721
Gibson Energy, Inc. † 78,268 1,332,916
Hess Midstream LP 17,344 642,248
Keyera Corp. 96,945 2,964,765
Kinder Morgan, Inc. 165,023 4,521,630
Kinetik Holdings, Inc. 16,105 913,315
Mattr Corp. * 25,329 222,727
NextDecade Corp. * 65,577 505,599
ONEOK, Inc. 45,907 4,609,063
Pembina Pipeline Corp. 79,049 2,920,861
South Bow Corp. 121,616 2,866,489
Targa Resources Corp. 18,365 3,278,153
TC Energy Corp. † 79,560 3,701,927
The Williams Companies, Inc. 98,821 5,348,193
Underline
Total Common Stocks
(Cost: $44,404,940) 51,584,292
MASTER LIMITED PARTNERSHIPS: 23.1%
Energy : 23.1%
Cheniere Energy Partners LP 10,084 535,662
Delek Logistics Partners LP 3,753 158,602
Number
of Shares Value
Energy (continued)
Energy Transfer LP 160,529 $ 3,144,763
Enterprise Products Partners
LP 95,029 2,980,110
Genesis Energy LP 19,128 193,384
MPLX LP 63,826 3,054,712
NGL Energy Partners LP * 26,126 130,369
Plains All American Pipeline LP 106,277 1,815,211
Plains GP Holdings LP 43,193 793,887
Sunoco LP 20,895 1,074,839
Western Midstream Partners
LP 42,612 1,637,579
Underline
Total Master Limited Partnerships
(Cost: $13,398,777) 15,519,118
Total Investments Before Collateral for
Securities Loaned: 99.8%
(Cost: $57,803,717) 67,103,410
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 5.4%
Money Market Fund: 5.4%
(Cost: $3,609,041)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3,609,041 3,609,041
Total Investments: 105.2%
(Cost: $61,412,758) 70,712,451
Liabilities in excess of other assets: (5.2)% (3,523,869)
NET ASSETS: 100.0% $ 67,188,582
† Security fully or partially on loan. Total market value of securities on loan is $4,232,097.
* Non-income producing